Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
Equity-Based Compensation
Equity-based compensation expense is primarily recorded in “salaries and benefits expense” in our condensed consolidated statements of operations and comprehensive income (loss). The components of equity-based compensation expense for the three months ended March 31, 2018 and 2017 are presented below by award type (in thousands):

	Three Months Ended March 31,
	2018	2017
Equity-based compensation
Stock option amortization (1)	$3,757	$1,599
Director and other non-employee equity grants expense (2)	40	—
Pre-spin equity grants expense (3)	—	673
Total equity-based compensation	$3,797	$2,272

Other equity-based compensation
REIT equity-based compensation (4)	$9,292	$(1,283)
	$13,089	$989

________
(1) As of March 31, 2018, the Company had approximately $17.0 million of total unrecognized compensation expense related to stock options that will be recognized over a weighted average period of 1.3 years. During the three months ended March 31, 2018, we recorded approximately $2.5 million of equity-based compensation expense related to accelerated vesting of stock options, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018. Additionally, during the three months ended March 31, 2018 and 2017, stock option amortization included $8,000 and $4,000, respectively, of amortization related to OpenKey stock options issued under OpenKey’s stock plan.
(2) Grants of restricted stock to independent directors are recorded at fair value based on the market price of our shares at grant date, and this amount is fully expensed in “general and administrative” expense as the grants of stock are fully vested on the date of grant. Options to purchase common stock granted to other non-employees are recorded at fair value based on the market price of the options at period end. The recorded expense, included in “general and administrative,” is equal to the fair value of the award in proportion to the requisite service period satisfied during the period. See “Equity-based Compensation” in note 2.
(3) As a result of the spin-off, we assumed all of the unrecognized equity-based compensation associated with prior Ashford Trust equity grants of common stock and LTIP units. We recognized the equity-based compensation expense related to these assumed Ashford Trust equity grants through the April 2017 final vesting date.
(4) REIT equity-based compensation expense is associated with equity grants of Ashford Trust’s and Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. During the three months ended March 31, 2018, REIT equity-based compensation included $6.7 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018. See notes 2 and 14.

Equity-Based Compensation
Under our 2014 Incentive Plan, we are authorized to grant 1,082,261 incentive stock awards in the form of shares of our common stock or securities convertible into shares of our common stock. As of December 31, 2017, 93,539 incentive stock award shares were available for future issuance under the 2014 Incentive Plan. As defined by the 2014 Incentive Plan, authorized shares automatically increase on January 1 of each year in an amount equal to 15% of the sum of (i) the fully diluted share count and (ii) the shares of common stock reserved for issuance under the Company’s deferred compensation plan less shares available under the 2014 Incentive Plan as of December 31 of the previous year. Pursuant to the plan, we have 491,571 shares of our common stock, or securities convertible into 491,571 shares of our common stock, available for issuance under our 2014 Incentive Plan, as of January 1, 2018.
Equity-based compensation expense is primarily recorded in salaries and benefits expense in our consolidated statements of operations. The components of equity-based compensation expense for the years ended December 31, 2017, 2016 and 2015, are presented below by award type (in thousands):

	Year Ended December 31,
	2017	2016	2015
Equity-based compensation
Stock option amortization (1)	$7,535	$5,884	$3,856
Director equity grants expense (2)	250	250	250
Pre-spin equity grants expense (3)	684	5,439	11,503
Total equity-based compensation (4)	$8,469	$11,573	$15,609

Other equity-based compensation
REIT equity-based compensation (5)	$9,394	$12,243	6,311
	$17,863	$23,816	$21,920
________
(1) See Stock Options discussion below. As of December 31, 2017, the Company had approximately $10.4 million of total unrecognized compensation expense related to stock options that will be recognized over a weighted average period of 1.3 years. During the years ended December 31, 2017, 2016 and 2015, stock option amortization included $39,000, $61,000 and $0 of amortization related to OpenKey stock options issued under OpenKey’s stock plan.
(2) Grants of restricted stock to independent directors are recorded at fair value based on the market price of our shares at grant date, and this amount is fully expensed in general and administrative expense as the grants of stock are fully vested on the date of grant. See Restricted Stock discussion below.
(3) As a result of the spin-off, we assumed all of the unrecognized equity-based compensation associated with prior Ashford Trust equity grants of common stock and LTIP units. We recognized the equity-based compensation expense related to these assumed Ashford Trust equity grants through the April 2017 final vesting date. As of December 31, 2017, these equity grants were fully vested. See Restricted Stock discussion below.
(4) Additionally, $2,000, $10,000 and $10,000 of equity-based compensation associated with employees of an affiliate was included in “general and administrative” expense for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, these equity grants were fully vested. See note 17.
(5) REIT equity-based compensation expense is associated with equity grants of Ashford Trust’s and Ashford Prime’s common stock and LTIP units awarded to officers and employees of Ashford Inc. See notes 2 and 17.
As of December 31, 2017, we had outstanding stock option awards and restricted stock awards, as follows:
Stock Options—During the years ended December 31, 2017 and 2016, we granted 334,000 and 340,000 stock options to employees with grant date fair values of $8.5 million and $7.8 million, respectively. No stock options were granted during 2015. The grant price of the options was the market value of our stock on the date of grant. The options vest three years from the grant date with a maximum option term of ten years. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model. Due to our lack of history, we do not have adequate historical exercise/cancellation behavior on which to base the expected life assumption. We were not able to use the “simplified” method as described in SAB 107 and 110 because the options remain exercisable for the full contractual term upon termination. Therefore, we used an adjusted simplified method, where any options expected to be forfeited over the term of the option were assumed to be exercised at full term and all other options were assumed to be exercised at the midpoint of the average time-to-vest and the full contractual term. We will continue to evaluate the expected life as we accumulate more data. Additionally, we do not have adequate historical stock price information on which to base the expected volatility assumption. In order to estimate volatility, we utilized the weighted average of our own stock price volatility based on daily data points over our full trading history and the average of the most recent historical volatilities of our peer group commensurate with the option’s expected life (or full history if the peer had insufficient trading history).
The weighted average assumptions used to value grant options are detailed below:

	Year Ended December 31,
	2017	2016	2015
Weighted-average grant date fair value	$25.29	$22.91	n/a
Weighted average assumptions used:
Expected volatility	34.9%	50.0%	n/a
Expected term (in years)	6.5	6.5	n/a
Risk-free interest rate	2.01%	1.5%	n/a
Expected dividend yield	—%	—%	n/a

A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value of In-the Money Options
	(In thousands)	(per share)	(In years)	(In thousands)
Outstanding, January 1, 2015	300	$85.97	7.95	$2,409
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited, canceled or expired	—	—	—	—
Outstanding, December 31, 2015	300	$85.97	6.95	$—
Granted	340	45.59	10.00	—
Exercised	—	—	—	—
Forfeited, canceled or expired	(1)	45.59	9.38	—
Outstanding, December 31, 2016	639	$64.53	7.70	$—
Granted	334	57.61	10.00	11,837
Exercised	—	—	—	—
Forfeited, canceled or expired	(1)	50.15	9.22	(80)
Outstanding, December 31, 2017	972	$62.17	7.67	$29,974
Options exercisable at December 31, 2017	300	$85.97	4.95	$2,109

The aggregate intrinsic value represents the difference between the exercise price of the stock options and the quoted closing common stock price as of the end of the period. At December 31, 2017, the Company had approximately $10.4 million of total unrecognized compensation expense, related to stock options that will be recognized over the weighted average period of 1.3 years.
Restricted Stock—A summary of our restricted stock activity is as follows (shares in thousands):

	Year Ended December 31,
	2017		2016		2015
	Restricted Shares	Weighted Average Price Per Share at Grant	Restricted Shares	Weighted Average Price Per Share at Grant	Restricted Shares	Weighted Average Price Per Share at Grant
Outstanding at beginning of year	1	$56.20	3	$56.20	5	$56.20
Restricted shares granted (1)	5	52.89	5	45.09	3	93.92
Restricted shares vested	(6)	53.64	(7)	47.48	(5)	75.42
Restricted shares forfeited	—	—	—	—	—	—
Outstanding at end of year	—	$—	1	$56.20	3	$56.20
________
(1) Equity-based compensation expense of $250,000, $250,000 and $250,000 (see equity-based compensation table above) was recognized in connection with stock grants of 5,000, 5,000 and 3,000 immediately vested restricted shares to our independent directors for the years ended December 31, 2017, 2016 and 2015, respectively.
As a result of the spin-off, we assumed all of the unrecognized equity-based compensation associated with prior Ashford Trust equity grants. We recognized the equity-based compensation expense related to these assumed Ashford Trust equity grants through the April 2017 final vesting date. As of December 31, 2017, these equity grants were fully vested. The restricted stock/units that vested during 2017 had a fair value of $2.9 million at the date of vesting.